Assets/Liabilities for Insurance Contracts - Summary of Debts with Insureds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of types of insurance contracts [line items]
Total	$ 373,600	$ 416,318	$ 420,249
Property insurance [member]
Disclosure of types of insurance contracts [line items]
Property Insurance	105,517	93,082	66,389
Property insurance [member] | Administrative direct insurance [member]
Disclosure of types of insurance contracts [line items]
Property Insurance	60,118	48,569	37,146
Property insurance [member] | Direct insurance in litigation [member]
Disclosure of types of insurance contracts [line items]
Property Insurance	9,966	9,060	4,710
Property insurance [member] | Direct insurance in mediation [member]
Disclosure of types of insurance contracts [line items]
Property Insurance	426	741	702
Property insurance [member] | Settled losses to be paid [member]
Disclosure of types of insurance contracts [line items]
Property Insurance	1,609	2,438	2,463
Property insurance [member] | Unpaid losses for active reinsurance and retrocession [member]
Disclosure of types of insurance contracts [line items]
Property Insurance	1,038	793
Property insurance [member] | Incurred but not reported losses IBNR [member]
Disclosure of types of insurance contracts [line items]
Property Insurance	32,360	31,481	21,368
Life insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	268,074	322,997	353,615
Life insurance contracts [member] | Administrative direct insurance [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	243,850	294,959	308,463
Life insurance contracts [member] | Direct insurance in litigation [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	4,752	5,528	3,534
Life insurance contracts [member] | Direct insurance in mediation [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	668	1,389	1,094
Life insurance contracts [member] | Settled losses to be paid [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	1,424	3,673	4,907
Life insurance contracts [member] | Unpaid losses for active reinsurance and retrocession [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	4,400	2,826
Life insurance contracts [member] | Incurred but not reported losses IBNR [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	12,714	14,229	35,125
Life insurance contracts [member] | Surrenders payable [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	265	391	488
Life insurance contracts [member] | Payables for premiums to be refunded [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	1	2	4
Retirement insurance [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance	9	239	245
Retirement insurance [member] | Past due annuities payable [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance	$ 9	$ 239	$ 245